Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue
Revenues	$ 7,447,177	$ 8,766,121	$ 8,231,326
Cost of sales	7,521,845	5,310,718	5,258,390
Gross profit	(74,668)	3,455,403	2,972,936
Operating expenses
Marketing and product management	4,097,931	3,280,864	3,174,555
Selling	3,126,324	3,976,733	3,762,397
General and administrative	18,990,598	15,548,293	11,941,855
Research and development costs (net of R&D tax credits of $225,609 in 2023, $70,191 in 2022 and $237,364 in 2021)	12,719,093	22,057,911	11,226,737
Stock-based compensation	2,436,974	4,272,673	12,193,618
Transaction costs	3,506,630
Restructuring costs	1,756,433
Impairment loss related to intangible assets	5,791,439	38,207,503
Total, operating expenses	52,425,422	87,343,977	42,299,162
Loss from operations	(52,500,090)	(83,888,574)	(39,326,226)
Other (income) costs
Grant revenue	(377,080)	(435,448)	(2,164,794)
Finance costs, net	(698,601)	(10,034,381)	11,695,561
Loss before income taxes	(51,424,409)	(73,418,745)	(48,856,993)
Income taxes
Net loss and comprehensive loss	(51,424,409)	(73,418,745)	(48,856,993)
Net loss and comprehensive loss attributable to:
Non-controlling interests	(3,432,312)	(4,099,897)	(1,897,955)
Equity holders of the parent	$ (47,992,097)	$ (69,318,848)	$ (46,959,038)
Net loss per common share, basic (in Dollars per share)	$ (286.33)	$ (513.8)	$ (723.05)
Weighted average common shares outstanding, basic (in Shares)	167,610	134,913	64,946
Products
Revenue
Revenues	$ 7,151,450	$ 8,145,606	$ 7,968,000
Services
Revenue
Revenues	251,464	543,409	194,929
Others
Revenue
Revenues	$ 44,263	$ 77,106	$ 68,397